ORDINARY SHARES	12 Months Ended
Dec. 31, 2023
Common Stock Disclosure [Abstract]
ORDINARY SHARES

10.          ORDINARY SHARES

The Company sold 173,285 ADSs during the year ended December 31, 2021, representing 346,570 ordinary shares with a total consideration of approximately $898.

The Company sold 37,328 ADSs during the year ended December 31, 2023, representing 74,656 ordinary shares from its treasury shares with a total consideration of approximately $190.

On June 29, 2023, the Company announced the implementation and the execution of a share repurchase program of up to US$10 million of the ordinary shares in the form of American Depositary Shares through December 31, 2023. Pursuant to the share repurchase plan, the Company repurchased 1,785,730 ADSs during the year ended December 31, 2023, representing 3,571,460 ordinary shares with a total consideration of approximately $2,296.